UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one):       [ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Paulson & Co. Inc.
Address:  		590 Madison Avenue
	      		New York, NY 10022
13F File Number:  	028-10010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Merzer
Title:  General Counsel
Phone:  212-956-2221

Signature:		Place:			Date of Signing:
Stuart Merzer		New York, NY		February 14, 2007

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		44
Form 13F Information Table Value Total:		$4,882,197

List of Other Included Managers:

No.	Form 13F File Number	Name

01	028-10011		Paulson Management LLC

FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR SH/ PUT/  INVEST  OTHER VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN  MGRS   SOLE  SHARED  NONE
Adesa Inc                     COMMON     00686U104     18140  653700 SH      DEFINED   01     653700
Altria Group Inc              COMMON     02209S103      8582  100000 SH      DEFINED   01     100000
Apollo Group Inc               CL A      037604105     28202  723681 SH        SOLE           723681
Bally Total Fitness Hldg      COMMON     05873K108        32   12905 SH      DEFINED   01      12905
BB&T Corp                     COMMON     054937107      1545   35173 SH        SOLE            35173
Bellsouth Corp                COMMON     079860102    133321 2830000 SH      DEFINED   01    2830000
Bema Gold Corp                COMMON     08135F107    18978736274200 SH      DEFINED   01   36274200
Boston Scientific Corp        COMMON     101137107    34635720160452 SH      DEFINED   01   20160452
Caremark RX Inc               COMMON     141705103     92314 1616438 SH      DEFINED   01    1616438
CBS Corp                       CL B      124857202     57683 1850000 SH      DEFINED   01    1850000
CBS Corp                       CL A      124857103      6019  192800 SH        SOLE           192800
Conexant Systems Inc          COMMON     207142100      1773  869338 SH        SOLE           869338
Constellation Energy Grou     COMMON     210371100    412800 5993900 SH      DEFINED   01    5993900
Credence Sys Corp             COMMON     225302108       306   58916 SH        SOLE            58916
Dynegy Inc                     CL A      26816Q101       137   18890 SH      DEFINED   01      18890
Embarq Corp                   COMMON     29078E105     45559  866800 SH      DEFINED   01     866800
General Electric Co           COMMON     369604103     12705  341453 SH        SOLE           341453
Houston Expl Co               COMMON     442120101    142395 2750000 SH      DEFINED   01    2750000
Iamgold Corp                  COMMON     450913108     53109 6000007 SH      DEFINED   01    6000007
Juniper Networks Inc          COMMON     48203R104     26955 1423169 SH        SOLE          1423169
LSI Logic                     COMMON     502161102    21396523773922 SH      DEFINED   01   23773922
Manulife Finl Corp            COMMON     56501R106     11077  328208 SH        SOLE           328208
Mirant Corp                   COMMON     60467R100    46690514789500 SH      DEFINED   01   14789500
Mirant Corp                   WARRANT 	 60467R118      9951  753900 SH      DEFINED   01     753900
Monogram Biosciences Inc      COMMON     60975U108       330  185299 SH      DEFINED   01     185299
Open Text Corp                COMMON     683715106      1646   81106 SH        SOLE            81106
Oregon Stl Mls Inc            COMMON     686079104    124820 2000000 SH      DEFINED   01    2000000
Per-Se Technologies Inc       COMMON     713569309     73728 2654000 SH      DEFINED   01    2654000
Phelps Dodge Corp             COMMON     717265102    453020 3784000 SH      DEFINED   01    3784000
Portland Gen Elec Co          COMMON     736508847       943   34592 SH      DEFINED   01      34592
Reckson Assocs Rlty Corp      COMMON     75621K106     92167 2021200 SH      DEFINED   01    2021200
Redback Networks Inc          COMMON     757209507     44535 1785700 SH      DEFINED   01    1785700
Simon Ppty Group Inc          COMMON     828806109      3364   33214 SH        SOLE            33214
Sprint Nextel Corp            COMMON     852061100    46101224405100 SH      DEFINED   01   24405100
Symantec Corp                 COMMON     871503108    114861 5508900 SH      DEFINED   01    5508900
Symbol Technologies Inc       COMMON     871508107    37870425348300 SH      DEFINED   01   25348300
Telus Corp                NON VTG SHARES 87971M202    352111 7890200 SH      DEFINED   01    7890200
Thermo Fisher Scientific      COMMON     883556102    296420 6544938 SH      DEFINED   01    6544938
Tronox Inc                     CL B      897051207     38503 2438461 SH      DEFINED   01    2438461
Tronox Inc                     CL A      897051108      2325  145400 SH      DEFINED   01     145400
USG Corp                      COMMON     903293405     54926 1002300 SH      DEFINED   01    1002300
Viacom Inc                     CL A      92553P102      7160  174600 SH        SOLE           174600
Viacom Inc                     CL B      92553P201     68848 1678000 SH      DEFINED   01    1678000
Yamana Gold Inc               COMMON     98462Y100     33153 2524700 SH      DEFINED   01    2524700

                                                     4882197